INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P. (Tables) - Millburn Multi Markets Trading L P [Member]	12 Months Ended
Dec. 31, 2018
Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund

The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership. For the years ended December 31, 2018 and 2017, respective ownership percentages of the Partnership are detailed below:

	2018	2017

U.S. Feeder	33.60%	35.47%
Cayman Feeder	55.54	55.14

Total	89.14%	90.61%

Schedule Of Capital Withdrawls Payable

The capital withdrawals payable at December 31, 2018 and 2017 were $33,278,277 and $67,862,636, respectively, detailed below.

	2018	2017
Direct investors (1)	$5,018,975	$3,934,700
U.S. Feeder	659,683	1,565,482
Cayman Feeder	27,599,619	62,362,454

Total	$33,278,277	$67,862,636

(1) Includes profit share to the General Partner of $4,993,975 and a limited partner redemption of $25,000, totaling $5,018,975 at December 31, 2018. Includes profit share to the General Partner of $3,734,700 and a limited partner redemption of $200,000, totaling $3,934,700 at December 31, 2017.